Significant Accounting Policies - Deferred Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred acquisition costs, beginning of the period	$ 879	$ 519
Capitalizations	564	529
Amortization expense	(224)	(169)
Deferred acquisition costs, end of the period	$ 1,219	$ 879